Risks and Uncertainties (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Risks and Uncertainties [Abstract]
Schedules of Concentration of Risk, by Risk Factor

The portfolio of alternative assets covers the following industry sectors and geographic regions for the periods shown below (dollar amounts in thousands):

	September 30, 2025		March 31, 2025
Industry Sector	Value	Percent of Total	Value	Percent of Total
Food and staples retailing	$63,998	30.3%	$63,846	24.6%
Software and services	23,365	11.1	41,460	16.0
Diversified financials	20,900	9.9	22,273	8.6
Utilities	19,648	9.3	15,432	6.0
Semiconductors and semiconductor equipment	17,490	8.3	15,426	6.0
Health care equipment and services	10,660	5.0	13,464	5.2
Capital goods	5,100	2.4	20,532	7.9
Other(1)	50,163	23.7	66,680	25.7
Total	$211,324	100.0%	$259,113	100.0%

(1)	Industries in this category each comprise less than 5 percent. Capital goods is shown separately as it comprised greater than 5 percent in the prior period.

	September 30, 2025		March 31, 2025
Geography	Value	Percent of Total	Value	Percent of Total
North America	$91,089	43.1%	$135,066	52.1%
South America	64,720	30.6	64,969	25.1
Asia	40,190	19.0	41,948	16.2
Europe	15,212	7.2	17,018	6.6
Africa	113	0.1	112	—
Total	$211,324	100.0%	$259,113	100.0%

The portfolio of alternative assets covers the following industry sectors and geographic regions for the periods shown below (dollar amounts in thousands):

	March 31, 2025		March 31, 2024
	Value	Percent of Total	Value	Percent of Total
Industry Sector
Food and staples retailing	$63,846	24.6%	$41,721	14.2%
Software and services	41,460	16.0	42,908	14.6
Diversified financials	22,273	8.6	30,297	10.3
Capital goods	20,532	7.9	23,146	7.9
Utilities	15,432	6.0	28,768	9.8
Semiconductors and semiconductor equipment	15,426	6.0	16,144	5.5
Health care equipment and services	13,464	5.2	16,520	5.6
Energy	11,306	4.4	19,930	6.8
Other(1)	55,374	21.3	74,482	25.3
Total	$259,113	100.0%	$293,916	100.0%

(1)	Industries in this category each comprise less than 5 percent. Energy is shown separately as it comprised greater than 5 percent in the prior period.

	March 31, 2025		March 31, 2024
	Value	Percent of Total	Value	Percent of Total
Geography
North America	$135,066	52.1%	$164,205	55.9%
South America	64,969	25.1	43,543	14.8
Asia	41,948	16.2	49,385	16.8
Europe	17,018	6.6	35,870	12.2
Africa	112	—	913	0.3
Total	$259,113	100.0%	$293,916	100.0%